UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06044

Morgan Stanley European Equity Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	October 31, 2010

Date of reporting period:	January 31, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments • January 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.3%)
	Belgium (a) (1.6%)
	Chemicals
136,452	Umicore	$4,174,340

	France (a) (9.9%)
	Commercial Banks
99,652	BNP Paribas	7,096,782
80,804	Societe Generale	4,694,603
		11,791,385
	Electrical Equipment
54,447	Schneider Electric SA	5,595,881

	Hotels, Restaurants & Leisure
64,743	Accor SA	3,256,122

	Multi-Utilities
141,568	GDF Suez	5,367,779

	Total France	26,011,167

	Germany (a) (14.4%)
	Automobiles
119,409	Daimler AG	5,502,727

	Diversified Telecommunication Services
323,929	Deutsche Telecom AG (Registered Shares)	4,193,471

	Industrial Conglomerates
81,034	Siemens AG (Registered Shares) (b)	7,261,231

	Insurance
49,103	Allianz SE (Registered Shares)	5,435,688
31,373	Muenchener Rueckversicherungs AG (Registered Shares)	4,706,427
		10,142,115
	Machinery
58,982	MAN SE	3,957,036

	Pharmaceuticals
98,998	Bayer AG	6,744,115

	Total Germany	37,800,695

	Greece (a) (1.2%)
	Commercial Banks
141,480	National Bank of Greece SA (c)	3,065,858

	Italy (a) (2.8%)
	Oil, Gas & Consumable Fuels
311,080	Eni SpA	7,245,577

	Luxembourg (a) (2.1%)
	Metals & Mining
148,171	ArcelorMittal (b)	5,670,041

	Netherlands (a) (2.0%)
	Diversified Telecommunication Services
316,172	Koninklijke KPN	5,243,333

	Spain (a) (2.2%)
	Commercial Banks
378,694	Banco Bilbao Vizcaya Argentaria SA (b)	5,753,393

	Sweden (a) (1.8%)
	Auto Components
112,657	Autoliv, Inc. (SDR)	4,806,609

	Switzerland (a) (d) (15.9%)
	Capital Markets
343,366	UBS AG (Registered Shares) (c)	4,460,560

	Food Products
248,207	Nestle SA (Registered Shares)	11,745,044

	Health Care Equipment & Supplies
108,587	Nobel Biocare Holding AG (Registered Shares)	3,185,389

	Insurance
22,874	Zurich Financial Services AG	4,846,965

	Pharmaceuticals
146,451	Novartis AG (Registered Shares)	$7,843,942
56,610	Roche Holding AG	9,507,433
		17,351,375
	Total Switzerland	41,589,333

	United Kingdom (a) (d) (42.4%)
	Aerospace & Defense
1,017,025	BAE Systems PLC	5,724,175
502,941	Rolls-Royce Group PLC (c)	3,848,597
		9,572,772
	Capital Markets
717,470	Man Group PLC	2,709,233

	Commercial Banks
1,203,005	Barclays PLC	5,151,957
1,064,874	HSBC Holdings PLC	11,412,962
		16,564,919
	Food & Staples Retailing
927,222	Tesco PLC	6,271,672
810,957	WM Morrison Supermarkets PLC	3,729,719
		10,001,391
	Health Care Equipment & Supplies
281,858	SSL International PLC	3,493,346

	Insurance
478,089	Prudential PLC	4,357,075

	Media
397,508	Reed Elsevier PLC	3,168,071

	Metals & Mining
196,469	Anglo American PLC (c)	7,128,663

	Oil, Gas & Consumable Fuels
425,789	BG Group PLC	7,797,457
375,755	Royal Dutch Shell PLC (A Shares)	10,367,777
		18,165,234
	Pharmaceuticals
380,088	GlaxoSmithKline PLC	7,399,430

	Specialty Retail
931,100	Carphone Warehouse Group PLC (b)	2,829,046
6,586,685	DSG International PLC (c)	3,299,809
		6,128,855
	Tobacco
228,958	British American Tobacco PLC	7,548,979
200,556	Imperial Tobacco Group PLC	6,478,419
		14,027,398
	Wireless Telecommunication Services
3,957,477	Vodafone Group PLC	8,501,799

	Total United Kingdom	111,218,186

	Total Common Stocks (Cost $250,332,731)	252,578,532

	Preferred Stock (1.5%)
	Germany (a)
	Health Care Equipment & Supplies
59,154	Fresenius SE (Cost $4,670,003)	4,030,939

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (9.2%)
	Securities Held as Collateral on Loaned Securities (b) (7.7%)
	Repurchase Agreement (1.7%)
$4,406	Bank of America Securities LLC (0.12% dated 01/29/10, due 02/01/10; proceeds $4,406,430; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.00% due 08/01/33; valued at $4,494,514) (Cost $4,406,386)		$4,406,386

NUMBER OF SHARES (000)
	Investment Company (e) (6.0%)
15,654	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $15,653,545)		15,653,545

	Total Securities Held as Collateral on Loaned Securities (Cost $20,059,931)		20,059,931

	Investment Company (e) (1.5%)
3,804	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $3,803,937)		3,803,937

	Total Short-Term Investments (Cost $23,863,868)		23,863,868

	Total Investments (Cost $278,866,602) (f)	107.0%	280,473,339
	Liabilities in Excess of Other Assets	(7.0)	(18,450,223)
	Net Assets	100.0%	$262,023,116

SDR	Swedish Depositary Receipt.
(a)

Securities with a total market value equal to $256,609,471 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Such fair value measurements may be Level 2 measurements if observable inputs are available.

(b)

The value of loaned securities and related collateral outstanding at January 31, 2010 were $18,969,056 and $20,203,626, respectively. $20,059,931 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of January 31, 2010, there was uninvested cash of $143,694 which is not reflected on the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Non-income producing security.
(d)

At January 31, 2010, investments in securities of issuers in United Kingdom 42.4% and Switzerland 15.9% represented 58.3% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.

(e)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley European Equity Fund Inc.

Summary of Investments • January 31, 2010 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Commercial Banks	$37,175,555		14.3%
Pharmaceuticals	31,494,920		12.1
Oil, Gas & Consumable Fuels	25,410,811		9.8
Insurance	19,346,155		7.4
Tobacco	14,027,398		5.4
Metals & Mining	12,798,704		4.9
Food Products	11,745,044		4.5
Health Care Equipment & Supplies	10,709,674		4.1
Food & Staples Retailing	10,001,391		3.8
Aerospace & Defense	9,572,772		3.7
Diversified Telecommunication Services	9,436,804		3.6
Wireless Telecommunication Services	8,501,799		3.3
Industrial Conglomerates	7,261,231		2.8
Capital Markets	7,169,793		2.8
Specialty Retail	6,128,855		2.4
Electrical Equipment	5,595,881		2.1
Automobiles	5,502,727		2.1
Multi-Utilities	5,367,779		2.1
Auto Components	4,806,609		1.8
Chemicals	4,174,340		1.6
Machinery	3,957,036		1.5
Investment Company	3,803,937		1.5
Hotels, Restaurants & Leisure	3,256,122		1.2
Media	3,168,071		1.2
	$260,413,408	+	100.0%

+ Does not reflect value of securities held as collateral on loaned securities.

Morgan Stanley European Equity Fund Inc.

Notes to the Portfolio of Investments • January 31, 2010 (unaudited)

Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Common Stocks
Aerospace & Defense	$9,572,772	—	$9,572,772	—
Auto Components	4,806,609	—	4,806,609	—
Automobiles	5,502,727	—	5,502,727	—
Capital Markets	7,169,793	—	7,169,793	—
Chemicals	4,174,340	—	4,174,340	—
Commercial Banks	37,175,555	—	37,175,555	—
Diversified Telecommunication Services	9,436,804	—	9,436,804	—
Electrical Equipment	5,595,881	—	5,595,881	—
Food & Staples Retailing	10,001,391	—	10,001,391	—
Food Products	11,745,044	—	11,745,044	—
Health Care Equipment & Supplies	6,678,735	—	6,678,735	—
Hotels, Restaurants & Leisure	3,256,122	—	3,256,122	—
Industrial Conglomerates	7,261,231	—	7,261,231	—
Insurance	19,346,155	—	19,346,155	—
Machinery	3,957,036	—	3,957,036	—
Media	3,168,071	—	3,168,071	—
Metals & Mining	12,798,704	—	12,798,704	—
Multi-Utilities	5,367,779	—	5,367,779	—
Oil, Gas & Consumable Fuels	25,410,811	—	25,410,811	—
Pharmaceuticals	31,494,920	—	31,494,920	—
Specialty Retail	6,128,855	—	6,128,855	—
Tobacco	14,027,398	—	14,027,398	—
Wireless Telecommunication Services	8,501,799	—	8,501,799	—
Total Common Stocks	252,578,532	—	252,578,532	—
Preferred Stock	4,030,939	—	4,030,939	—
Short-Term Investments
Repurchase Agreement	4,406,386	—	4,406,386	—
Investment Company	19,457,482	$19,457,482	—	—
Total Short-Term Investments	23,863,868	19,457,482	4,406,386	—
Total	$280,473,339	$19,457,482	$261,015,857	—

Valuation of Investments - (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6)

certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors. (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2010